Average Annual Total Returns - LVIP Government Money Market Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years
Total	0.28%	0.78%	0.40%	0.21%	0.62%	0.32%